Employee Benefit Plans - Accumulated Other Comprehensive Loss (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive loss	$ 1.1	$ 2.5
Successor [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (loss) gain	(6.8)	(61.9)	(47.0)
Deferred income tax benefit (expense)	2.6	23.6	18.4
Accumulated other comprehensive loss	(4.2)	(38.3)	(28.6)
Successor [Member] | 2012 Additions [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (loss) gain		(14.9)
Deferred income tax benefit (expense)		5.2
Accumulated other comprehensive loss		(9.7)
Successor [Member] | 2013 Additions [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (loss) gain	55.1
Deferred income tax benefit (expense)	(21.0)
Accumulated other comprehensive loss	$ 34.1